Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Total current income tax expense	$ 6,393	$ 6,224	$ 5,814
Total deferred income tax expense	(35)	195	(16)
Total provision for income taxes	6,358	6,419	5,798
Israel
Income Tax Examination [Line Items]
Total current income tax expense	0	0	(225)
Total deferred income tax expense	0	0	0
International
Income Tax Examination [Line Items]
Total current income tax expense	6,393	6,224	6,039
Total deferred income tax expense	$ (35)	$ 195	$ (16)